Accounts Payable, Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Other Payables and Accruals

	2020	2019
Accounts payable (a)	$27,769	$61,898
Accrued payroll and welfare payable	85,362	107,284
VAT and other taxes payable	7,416	25,728
Others (b)	58,530	32,655
	$179,077	$227,565

(a)	Accounts payable primarily mainly include supplier’s service charge to HHMT in 2020, and commission payable for students’ referral in 2019.
(b)	Others primarily include miscellaneous expenses payable.